Document and Entity Information	Sep. 15, 2019
Cover [Abstract]
Document Period End Date	Sep. 15, 2019
Amendment Flag	false
Entity Central Index Key	0001276187
Document Type	8-K
Entity Registrant Name	Energy Transfer LP
Entity Incorporation State Country Code	DE
Entity File Number	001-32740
Entity Tax Identification Number	30-0108820
Entity Address, Address Line One	8111 Westchester Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	(214)
Local Phone Number	981-0700
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units
Trading Symbol	ET
Security Exchange Name	NYSE
Entity Emerging Growth Company	false